Schedule I (Form 5500) (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Plan Name	Bogota Savings Bank 401(k) Savings Plan
EBP, Plan Number	001
Entity Tax Identification Number	22-0780560
Total plan assets	$ 10,299,087	$ 9,444,378
Total plan liabilities	0	0
Net plan assets	10,299,087	$ 9,444,378
Contributions receivable, employers	399,449
Contributions receivable, participants	384,339
Contributions receivable, others	30,851
Noncash contributions	0
Other income	1,188,766
Total income	2,003,405
Benefits paid (including direct rollovers)	1,109,110
Corrective distributions	0
Certain deemed distributions of participant loans	0
Administrative service providers	39,586
Other expenses	0
Total expenses	1,148,696
Net income (loss)	854,709
Transfers to (from) the plan	0
Employer securities	546,638
Participant loans	150,148
Fidelity bond	$ 6,000,000